Leases - Schedule of Future Minimum Payments Under Finance Lease (Details) - USD ($)	Jun. 30, 2026	Dec. 31, 2025	Dec. 31, 2024
Schedule Of Future Minimum Payments Under Finance Lease Abstract
Year ending December 31, 2026		$ 142,514
Total future minimum lease payments		142,514
Less: Imputed interest		(11,452)
Present value of payments	$ 0	$ 131,062	$ 328,833